Public and Private Warrants (Details)	6 Months Ended
Jun. 30, 2021 $ / shares shares
Public and Private Warrants (Details) [Line Items]
Share price per share | $ / shares	$ 11.50
Public warrants redemption description	if, and only if, the last reported closing price of the ordinary shares equals of exceeds $18.00 per share for any 20 trading days within a 30-trading day period on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.If the Company calls the public warrants for redemption, management will have the option to require all holders that wish to exercise the public warrants to do so on a “cashless basis,” as described in the warrant agreement.The exercise price and number of shares of common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuance of common stock at a price below its exercise price.
Public Warrants [Member]
Public and Private Warrants (Details) [Line Items]
Number of warrants outstanding | shares	7,666,646
Private Warrants [Member]
Public and Private Warrants (Details) [Line Items]
Number of warrants outstanding | shares	180,000
Warrant [Member]
Public and Private Warrants (Details) [Line Items]
Price per warrant | $ / shares	$ 0.01